KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Value
Communications - 7.9%
Entertainment Content - 5.8%
Paramount Global - Class B	74,110	$ 1,733,433
Walt Disney Company (The) (a)	23,500	2,633,880
		4,367,313
Telecommunications - 2.1%
Deutsche Telekom AG - ADR	84,869	1,606,570

Consumer Discretionary - 13.3%
Apparel & Textile Products - 1.8%
adidas AG - ADR	12,350	916,123
LVMH Moet Hennessy Louis Vuitton SE - ADR	3,500	453,110
		1,369,233
Automotive - 8.2%
Cie Generale des Etablissements Michelin - ADR	42,544	515,208
Continental AG - ADR	346,600	1,975,620
General Motors Company	92,720	3,542,831
Vitesco Technologies Group AG - ADR (a)	10,090	95,452
		6,129,111
E-Commerce Discretionary - 1.1%
eBay, Inc.	19,500	860,535

Home Construction - 2.2%
Lennar Corporation - Class B	26,350	1,625,268

Consumer Staples - 2.0%
Food - 1.1%
Ingredion, Inc.	9,800	853,286

Retail - Consumer Staples - 0.9%
Walgreen Boots Alliance, Inc.	19,450	681,917

Energy - 9.6%
Oil & Gas Producers - 7.7%
BP plc - ADR	89,120	2,748,461
Pioneer Natural Resources Company	3,600	911,592

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Energy - 9.6% (Continued)
Oil & Gas Producers - 7.7% (Continued)
Shell plc - ADR	39,454	$ 2,090,273
		5,750,326
Oil & Gas Services & Equipment - 1.9%
Schlumberger Ltd.	38,055	1,451,798

Financials - 20.9%
Banking - 10.7%
Bank of America Corporation	81,720	2,746,609
Citigroup, Inc.	54,100	2,640,621
Citizens Financial Group, Inc.	30,900	1,133,412
Truist Financial Corporation	32,300	1,512,932
		8,033,574
Insurance - 10.2%
Equitable Holdings, Inc.	60,150	1,789,462
Everest Re Group Ltd.	6,200	1,668,110
Hartford Financial Services Group, Inc. (The)	11,650	749,212
Lincoln National Corporation	74,850	3,447,591
		7,654,375
Health Care - 7.7%
Biotech & Pharma - 6.7%
Amgen, Inc.	4,300	1,033,290
Merck & Company, Inc.	4,415	376,864
Organon & Company	38,643	1,102,485
Roche Holding AG - ADR	8,075	326,553
Viatris, Inc.	233,485	2,229,782
		5,068,974
Health Care Facilities & Services - 1.0%
Cardinal Health, Inc.	10,315	729,477

Industrials - 9.9%
Electrical Equipment - 4.7%
Acuity Brands, Inc.	11,085	1,817,164
Johnson Controls International plc	31,549	1,708,063
		3,525,227
Machinery - 2.9%
Caterpillar, Inc.	7,100	1,311,441

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Machinery - 2.9% (Continued)
Crane Holdings Company	9,600	$ 905,856
		2,217,297
Transportation & Logistics - 2.3%
FedEx Corporation	8,100	1,707,561

Materials - 5.3%
Chemicals - 4.1%
Corteva, Inc.	19,099	1,173,252
Dow, Inc.	7,249	369,699
DuPont de Nemours, Inc.	9,700	539,708
LyondellBasell Industries N.V. - Class A	12,500	1,037,500
		3,120,159
Metals & Mining - 1.2%
Kinross Gold Corporation	160,600	526,768
Rio Tinto plc - ADR	6,400	360,256
		887,024
Technology - 13.6%
Semiconductors - 9.2%
Micron Technology, Inc.	36,300	2,052,039
Skyworks Solutions, Inc.	20,400	2,010,420
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	22,100	1,842,035
Teradyne, Inc.	11,500	973,360
		6,877,854
Technology Hardware - 2.2%
Cisco Systems, Inc.	37,320	1,668,950

Technology Services - 2.2%
Fidelity National Information Services, Inc.	18,200	1,662,934

Total Common Stocks (Cost $69,299,080)		$ 67,848,763

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.7%	Shares	Value
Communications - 0.7%
Entertainment Content - 0.7%
Paramount Global, Series A, 5.75% (Cost $860,830)	13,500	$ 518,130

MONEY MARKET FUNDS - 9.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 2.16% (b) (Cost $7,287,429)	7,287,429	$ 7,287,429

Investments at Value - 100.6% (Cost $77,447,339)		$ 75,654,322

Liabilities in Excess of Other Assets - (0.6%)		(422,751)

Net Assets - 100.0%		$ 75,231,571

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2022.